Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions	14. Related party transactions

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and also comprise the directors of the Company.

The remuneration of directors and other members of key management personnel during the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
	$	$
Short-term employee benefits	1,986,599	1,743,334
Share-based compensation	684,952	955,146

	2,671,551	2,698,480